UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2019

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies — 0.2%
VanEck Vectors High-Yield Municipal Index ETF	50,000	$1,556,500

Total Investment Companies — 0.2% (Cost — $1,598,250)		1,556,500

	Par (000)
Municipal Bonds — 86.9%

Alabama — 1.6%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 06/01/35	$200	217,798
5.75%, 06/01/45	355	384,188
6.00%, 06/01/50	450	492,705
Black Belt Energy Gas District, RB, Series A, 4.00%, 12/01/48(a)	4,585	4,820,623
Chelsea Park Cooperative District, Special Assessment Bonds, 5.00%, 05/01/48	970	929,532
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D:
7.00%, 10/01/51	2,355	2,808,267
6.50%, 10/01/53	3,465	4,049,961
County of Jefferson Alabama Sewer Revenue, Refunding RB, Senior Lien, Series A (AGM), 5.00%, 10/01/44	365	393,766
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	710	765,188

		14,862,028
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 06/01/23	165	165,038
5.00%, 06/01/32	1,510	1,510,136
5.00%, 06/01/46	880	879,991

		2,555,165
Arizona — 2.1%
Arizona IDA, Refunding RB, Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(c)	2,290	2,221,483
Arizona Industrial Development Authority, RB, Academies of Math & Science Project, Series B, 5.25%, 07/01/51(c)	570	542,617

Security	Par (000)	Value
Arizona (continued)
Arizona Industrial Development Authority, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/26(c)	$760	$805,478
City of Phoenix Arizona IDA, ERB, Eagle College Prep Project, Series A, 5.00%, 07/01/43	1,445	1,418,715
City of Phoenix Arizona IDA, RB:
Great Hearts Academies — Veritas Project, 6.40%, 07/01/21(b)	415	462,024
Legacy Traditional Schools Project, Series A, 6.50%, 07/01/34(c)	465	510,365
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(c)	810	889,291
City of Phoenix Arizona IDA, Refunding RB(c):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	300	306,873
Basis Schools, Inc. Projects, 5.00%, 07/01/45	895	907,208
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	295	301,758
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	325	329,245
Legacy Traditional School Projects, 5.00%, 07/01/35	315	322,217
Legacy Traditional School Projects, 5.00%, 07/01/45	250	253,265
City of Phoenix Industrial Development Authority, RB, Legacy Traditional Schools Projects, Series A(c):
5.00%, 07/01/36	1,225	1,266,393
5.00%, 07/01/41	1,685	1,720,132
County of La Paz IDA, RB, Imagine Schools Desert West Middle Project, 5.88%, 06/15/48(c)	1,340	1,328,704
State of Arizona IDA, RB, Academies of Math & Science Project, Series B, 5.13%, 07/01/47(c)	420	399,088
State of Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.25%, 07/01/47(c)	3,235	3,332,244
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 07/01/43	1,375	1,440,024

		18,757,124

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Arkansas — 0.1%
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 06/01/20(b)(c)	$750	$797,940

California — 5.6%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	1,000	1,028,620
Sutter Health, Series B, 6.00%, 08/15/20(b)	1,000	1,077,420
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	265	273,255
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 4.00%, 12/31/47	2,560	2,516,480
California Municipal Finance Authority, RB, Urban Discovery Academy Project(c):
5.50%, 08/01/34	310	310,822
6.00%, 08/01/44	655	663,600
6.13%, 08/01/49	570	579,565
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	345	376,109
California School Finance Authority, RB, Value Schools:
6.65%, 07/01/33	295	328,609
6.90%, 07/01/43	650	721,818
California Statewide Communities Development Authority, RB:
Loma Linda University Medical Center, 5.25%, 12/01/38(c)	1,420	1,556,263
Loma Linda University Medical Center, 5.25%, 12/01/48(c)	1,000	1,084,300
Loma Linda University Medical Center, 5.50%, 12/01/58(c)	530	570,699
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(c)	970	1,030,140
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56(c)	875	931,079
Sutter Health, Series A, 6.00%, 08/15/20(b)	400	430,584

Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	$2,575	$2,680,704
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 05/01/43	2,500	2,500,375
Series B, 6.00%, 05/01/43	3,485	3,485,523
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(c):
3.00%, 08/01/21	675	677,902
0.00%, 08/01/23(d)	1,000	800,500
0.00%, 08/01/26(d)	580	398,222
0.00%, 08/01/31(d)	1,155	603,776
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	500	512,900
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	310	342,844
6.50%, 05/01/42	760	840,522
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	240	279,581
County of California Tobacco Securitization Agency, RB, 5.45%, 06/01/28(e)	500	502,055
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/36	1,665	1,664,883
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.(e):
5.70%, 06/01/46	4,260	4,268,222
5.60%, 06/01/36	1,385	1,389,280
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 06/01/48	2,115	2,320,895

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.25%, 06/01/47	$1,730	$1,793,370
Successor Agency to the San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 08/01/43(d)	3,000	765,570
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 06/01/25	560	562,554
5.00%, 06/01/37	7,410	7,443,790
5.13%, 06/01/46	3,590	3,606,370

		50,919,201
Colorado — 2.8%
Arista Metropolitan District, Refunding RB, Series A, 5.13%, 12/01/48	3,370	3,411,249
Bromley Park Metropolitan District No. 2, GO, Refunding Sub-Series B, 6.38%, 12/15/47	1,000	982,220
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/20(b)	535	596,926
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(c)	820	827,306
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	455,872
5.00%, 12/01/42	545	535,953
Colorado Health Facilities Authority, Catholic Health Initiatives, Series A, 5.25%, 01/01/40	1,250	1,324,925
Colorado Health Facilities Authority, Refunding RB, Sunny Vista Living Center Project, Series A, 6.13%, 12/01/45(c)	375	391,395
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/56	2,500	2,671,025
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	780	816,379
Copperleaf Metropolitan District No. 3, GO, Limited Tax, Series A:
5.00%, 12/01/37	500	499,355
5.13%, 12/01/47	1,200	1,195,416
Green Gables Metropolitan District No. 1, GO, Series A, 5.30%, 12/01/46	1,000	998,470

Security	Par (000)	Value
Colorado (continued)
Leyden Rock Metropolitan District No. 10, GO, Series A, 5.00%, 12/01/45	$1,250	$1,271,800
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	760	741,365
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	1,240	1,225,108
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 01/15/34	1,500	1,561,635
6.00%, 01/15/41	1,000	1,040,040
Southlands Metropolitan District No. 1, GO, Refunding Series A-1:
5.00%, 12/01/37	1,115	1,177,864
5.00%, 12/01/47	2,585	2,706,753
Tallyns Reach Metropolitan District No. 3, GO, 6.75%, 11/01/38	1,220	1,205,397

		25,636,453
Connecticut — 1.3%
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	1,485	1,514,136
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(c)	984	1,055,284
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(c)	2,045	2,238,150
State of Connecticut, GO:
Series C, 5.00%, 06/15/33	1,775	1,963,114
Series C, 5.00%, 06/15/34	1,375	1,513,641
Series E, 5.00%, 09/15/34	3,000	3,309,060

		11,593,385
Delaware — 1.3%
Delaware State Economic Development Authority, RB:
5.00%, 06/01/46	1,000	982,280
5.00%, 11/15/48	4,000	4,356,960
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	5,930	6,180,898

		11,520,138
District of Columbia — 0.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	385	399,260

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30(d)	$3,005	$1,879,507
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	185	189,398
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,651,731

		4,119,896
Florida — 6.3%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 05/01/43	1,335	1,342,049
Capital Region Community Development District, Refunding, Special Assessment, Capital Improvement Revenue Bond, Series A-1, 5.13%, 05/01/39	2,290	2,264,077
Capital Trust Agency, Inc., RB, Series A:
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/44(f)(g)	445	333,750
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/49(f)(g)	950	712,500
Silver Creek St. Augustine Project, 5.75%, 01/01/50(f)(g)	570	504,644
University Bridge, LLC Student Housing Project, 5.25%, 12/01/58(c)	3,155	3,154,748
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 05/01/24	490	498,874
5.00%, 05/01/34	1,250	1,262,063
Alachua County, 4.00%, 05/01/22(c)	310	314,297
City of Tallahassee Florida, RB, Tallahassee Memorial HealthCare, Inc. Project, Series A, 5.00%, 12/01/55	2,600	2,729,038
County of Alachua Florida Health Facilities Authority, RB, Shands Teaching Hospital and Clinics, Series A, 5.00%, 12/01/44	1,720	1,833,365
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	485	530,934
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 05/15/44(c)	370	364,243

Security	Par (000)	Value
Florida (continued)
County of Collier Health Facilities Authority, RB, Moorings, Inc., Series A, 5.00%, 05/01/48	$2,090	$2,274,004
County of Martin Florida Health Facilities Authority, RB, 5.50%, 11/15/42	1,000	1,068,340
County of Miami-Dade Florida IDA, RB, Doral Academy Project, 5.00%, 01/15/48	1,405	1,468,604
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 06/01/49	1,000	1,137,980
Florida Development Finance Corp., RB:
Renaissance Charter School, Series A, 5.75%, 06/15/29	695	729,479
Renaissance Charter School, Series A, 6.00%, 06/15/34	835	872,500
Renaissance Charter School, Series A, 6.13%, 06/15/44	3,185	3,283,767
Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(a)(c)	2,240	2,309,059
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48(c)	1,730	1,802,573
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, Jetblue Airways Corp. Project, AMT, 5.00%, 11/15/36	2,000	2,087,800
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 05/01/43	1,340	1,347,812
Lakewood Ranch Stewardship District, Special Assessment Bonds:
3.90%, 05/01/23	355	352,930
4.25%, 05/01/28	535	525,889
5.00%, 05/01/38	1,175	1,154,790
5.10%, 05/01/48	2,545	2,491,606
Lakewood Ranch Stewardship District Special Assessment Bonds:
4.25%, 05/01/25	135	136,486
4.88%, 05/01/35	285	287,625
4.88%, 05/01/45	580	579,548
Village of Lakewood Ranch Sector Projects, 4.00%, 05/01/21	130	131,655
Lakewood Ranch Stewardship District Special Assessment Bonds, Refunding, Lakewood Center & New Sector Projects, 8.00%, 05/01/40	515	582,444

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.25%, 05/01/26	$185	$187,973
5.13%, 05/01/46	1,060	1,088,408
Miami Health Facilities Authority, Refunding RB, Miami Jewish Health Systems, Inc. Project, 5.13%, 07/01/46	2,000	2,172,260
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	1,450	1,658,089
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A:
5.00%, 05/01/29	1,745	1,828,481
5.00%, 05/01/37	890	929,534
Pine Island Community Development District, RB, 0.00%, 11/01/24(d)	1,150	827,816
Santa Rosa Bay Bridge Authority, RB:
6.25%, 07/01/28(f)(g)	382	282,911
(ACA), 6.25%, 07/01/28	63	59,638
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A3, 4.25%, 05/01/40(e)	90	87,121
Convertible CAB, Series A4, 5.00%, 05/01/40(e)	50	40,560
Series 2015-2, 6.61%, 05/01/40	125	81,909
Tolomato Community Development District:
Series 1, 4.25%, 05/01/40	205	163,270
Series 1, 5.10%, 05/01/40(f)(g)	5	4,806
Series 3, 6.61%, 05/01/40(f)(g)	135	1
Series 3, 6.65%, 05/01/40(f)(g)	105	1
Trout Creek Community Development District, Special Assessment Bonds:
5.38%, 05/01/38	670	669,163
5.50%, 05/01/49	1,700	1,697,416
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 05/01/26	640	685,158
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 05/01/41	1,320	1,481,251
5.50%, 05/01/42	500	533,885

Security	Par (000)	Value
Florida (continued)
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 05/01/43	$1,595	$1,740,368

		56,689,492
Georgia — 0.5%
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 06/01/29	635	696,075
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	3,135	3,149,515
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/19(b)	225	236,378
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	555	626,645

		4,708,613
Guam — 0.2%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	40	40,682
6.75%, 11/15/19(b)	1,650	1,737,615

		1,778,297
Hawaii — 0.1%
State of Hawaii Department of Budget & Finance, Refunding RB, 5.00%, 01/01/45(c)	1,345	1,329,385

Idaho — 0.5%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	265	265,967
Idaho Health Facilities Authority, Refunding RB, Madison Hospital Memorial Project:
3.50%, 09/01/33	375	324,941
5.00%, 09/01/37	1,000	1,044,450
Idaho Housing & Finance Association, RB(c):
Compass Public Charter School, Inc. Project, Series A, 6.00%, 07/01/39	370	389,914
Compass Public Charter School, Inc. Project, Series A, 6.00%, 07/01/49	595	621,263

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Idaho (continued)
Compass Public Charter School, Inc. Project, Series A, 6.00%, 07/01/54	$570	$592,971
Idaho Arts Charter School, Inc., 5.00%, 12/01/46	1,000	1,033,360

		4,272,866
Illinois — 7.1%
Chicago Board of Education, GO, Dedicated Revenues, Series H, 5.00%, 12/01/46	725	735,600
Chicago Board of Education, GO, Refunding, Series B, 4.00%, 12/01/35	1,155	1,061,699
Chicago Board of Education, GO:
Series A, 5.00%, 12/01/42	1,570	1,574,569
Series C, 5.25%, 12/01/39	2,250	2,299,702
Refunding Dedicated Revenues, Series C, 5.00%, 12/01/30	1,370	1,427,170
Refunding Dedicated Revenues, Series D, 5.00%, 12/01/31	1,500	1,558,005
Refunding Dedicated Revenues, Series F, 5.00%, 12/01/22	1,030	1,072,302
Refunding Dedicated Revenues, Series G, 5.00%, 12/01/44	3,700	3,759,607
Chicago O’Hare International Airport, RB, AMT, 5.00%, 07/01/48	2,000	2,146,640
City of Chicago Illinois, GO, Refunding, Series A:
6.00%, 01/01/38	1,850	2,081,324
5.00%, 01/01/36	3,000	3,098,940
City of Chicago Illinois O’Hare International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/46	3,000	3,191,490
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,801,643
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,400	1,451,632
Friendship Village of Schaumburg, 7.13%, 02/15/20(b)	1,000	1,066,040
Lutheran Home & Services Obligated Group, 5.63%, 05/15/42	2,805	2,914,872
Presence Health Network, Series C, 5.00%, 02/15/36	1,805	2,022,142
Presence Health Network, Series C, 5.00%, 02/15/41	3,000	3,335,430

Security	Par (000)	Value
Illinois (continued)
Rogers Park Montessori School Project, Series 2014, 6.00%, 02/01/34	$335	$348,889
Rogers Park Montessori School Project, Series 2014, 6.13%, 02/01/45	790	820,225
Swedish Covenant, Series A, 6.00%, 02/15/20(b)	1,000	1,050,960
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project:
Bonds, 0.00%, 12/15/56(d)	7,645	1,078,710
Bonds, 5.00%, 06/15/57	2,085	2,201,322
5.50%, 06/15/53	3,925	4,223,889
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B(d):
CAB (AGM), 0.00%, 06/15/44	3,455	1,046,830
Bonds, 0.00%, 12/15/54	9,660	1,510,244
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	699,840
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	390	428,341
State of Illinois, GO:
5.25%, 02/01/29	1,500	1,594,305
5.00%, 03/01/35	1,095	1,117,316
5.00%, 02/01/39	510	519,272
Series A, 5.00%, 04/01/35	1,460	1,497,186
Series A, 5.00%, 04/01/38	2,190	2,233,231
Series D, 5.00%, 11/01/28	5,000	5,264,500
Refunding Series B, 5.00%, 10/01/29	1,430	1,504,703

		63,738,570
Indiana — 1.7%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	525	604,748
7.00%, 01/01/44	1,270	1,472,057
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(c)	3,140	3,204,935
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(c):
6.63%, 01/15/34	430	457,391
6.75%, 01/15/43	1,220	1,296,079
6.88%, 01/15/52	1,270	1,351,801

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 07/01/44	$370	$390,746
5.00%, 07/01/48	1,230	1,295,682
5.25%, 01/01/51	2,500	2,655,950
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 03/01/39	725	748,599
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(c)	1,745	1,801,974

		15,279,962
Iowa — 2.2%
Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	4,860	5,042,347
Iowa Finance Authority, Refunding RB:
Iowa Fertilizer Co. Project, 5.25%, 12/01/50(a)	595	623,072
Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(a)	6,105	6,493,889
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	20	20,075
Sunrise Retirement Community Project, 5.50%, 09/01/37	890	897,111
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Senior Series A-1, 5.00%, 12/01/21	1,815	1,876,111
Iowa Tobacco Settlement Authority, Refunding RB, Series C:
Asset-Backed, 5.50%, 06/01/42	2,000	2,019,880
5.38%, 06/01/38	3,075	3,105,566

		20,078,051
Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24(d)	250	205,443
Kentucky Public Transportation Infrastructure Authority, RB, 6.00%, 07/01/53	3,000	3,281,970

		3,487,413
Louisiana — 1.1%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(c)	3,145	3,244,036

Security	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	$1,630	$1,762,372
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 05/01/41	645	677,708
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 05/15/35	3,910	4,179,243

		9,863,359
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	1,075	1,147,638

Maryland — 1.3%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park Project, 4.00%, 09/01/27	325	332,387
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.50%, 06/01/43	1,200	1,212,600
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 01/01/23	750	784,748
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(c)	2,895	3,090,123
Maryland EDC, RB:
Purple Line Light Rail Project, AMT, 5.00%, 03/31/51	3,135	3,338,869
Term Project, Series B, 5.75%, 06/01/20(b)	1,500	1,592,325
Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	265	281,311
Maryland EDC, Refunding RB, University of Maryland Project, 5.00%, 07/01/39	950	1,010,258

		11,642,621
Massachusetts — 1.4%
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 4.00%, 07/01/45	715	684,355
Boston Medical Center, Series D, 5.00%, 07/01/44	3,865	4,107,799

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Foxborough Regional Charter School, Series A, 7.00%, 07/01/20(b)	$350	$379,949
Linden Ponds, Inc. Facility, 5.50%, 11/15/46	11	11,083
Linden Ponds, Inc. Facility, Series A-1, 6.25%, 11/15/39(c)	352	363,276
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56(d)	94	18,770
North Hill Communities Issue, Series A, 6.50%, 11/15/23(b)(c)	2,480	2,972,305
UMass Boston Student Housing Project, 5.00%, 10/01/41	2,500	2,682,050
Massachusetts Development Finance Agency, Refunding RB:
New Bridge Charles, Inc., 4.00%, 10/01/32(c)	355	350,875
New Bridge Charles, Inc., 4.13%, 10/01/42(c)	220	214,271
New Bridge Charles, Inc., 5.00%, 10/01/57(c)	570	597,343
Tufts Medical Center, Series I, 6.75%, 01/01/21(b)	305	336,241
Tufts Medical Center, Series I, 6.75%, 01/01/36	205	224,623

		12,942,940
Michigan — 0.4%
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	1,063,910
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	350	369,530
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	800	852,176
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(b)	1,710	1,780,007

		4,065,623

Security	Par (000)	Value
Minnesota — 0.3%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 07/01/45	$2,065	$2,040,819
City of Deephaven Minnesota, Refunding RB, Eagle Ridge Academy Project, Series A, 5.25%, 07/01/40	500	520,985
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 09/01/21(b)	500	562,705

		3,124,509
Missouri — 1.6%
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	1,020	1,034,943
4.75%, 11/15/47	1,135	1,154,840
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, St. Lukes Health Syatem, Series A, 4.00%, 11/15/48	4,000	3,972,120
Kansas City Land Clearance Redevelopment Authority, Tax Allocation Bonds(c):
4.38%, 02/01/31	830	835,968
5.00%, 02/01/40	1,240	1,272,996
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church(c):
5.75%, 11/15/36	1,390	1,316,594
6.00%, 11/15/51	110	103,826
Kirkwood Missouri IDA, RB, Aberdeen Heights, Series A, 8.25%, 05/15/20(b)	435	476,699
Lees Summit Missouri IDA, RB, John Knox Obligated Group, 5.25%, 08/15/39	1,890	1,975,182
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,233,902

		14,377,070
Nebraska — 0.9%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	780	842,876

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nebraska (continued)
Central Plains Nebraska Energy Project, Refunding RB, Gas Project No. 3, Series A, 5.00%, 09/01/42	$6,090	$7,021,770

		7,864,646
Nevada — 0.1%
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain’s Edge:
4.00%, 08/01/22	640	658,528
4.00%, 08/01/23	395	405,290

		1,063,818
New Hampshire — 0.8%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(c):
Series B, 4.63%, 11/01/42	4,650	4,626,425
Series C, AMT, 4.88%, 11/01/42	2,515	2,516,408
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(b)	435	449,211

		7,592,044
New Jersey — 4.1%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,750	6,108,857
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(c)	1,155	1,162,369
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,600,560
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,965	2,105,930
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 09/15/19	230	234,409
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	840	906,612
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,360	1,469,004
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	3,000	3,371,310
Provident Group-Kean Properties, Series A, 5.00%, 07/01/32	235	255,140

Security	Par (000)	Value
New Jersey (continued)
Provident Group-Kean Properties, Series A, 5.00%, 07/01/37	$375	$401,374
Team Academy Charter School Project, 6.00%, 10/01/43	970	1,052,062
New Jersey Health Care Facilities Financing Authority, Refunding RB, Princeton HealthCare System:
5.00%, 07/01/32	1,140	1,293,991
5.00%, 07/01/33	1,450	1,640,515
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	7,050	7,823,526
Transportation Program, Series AA, 5.25%, 06/15/41	1,265	1,357,851
Transportation Program, Series AA, 5.00%, 06/15/44	1,005	1,047,924
Transportation Program, Series AA, 5.00%, 06/15/44	1,860	1,932,447
South Jersey Port Corp., RB, Sub-Marine Terminal, Series B, AMT, 5.00%, 01/01/36	575	621,356
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	900	987,120
Sub-Series B, 5.00%, 06/01/46	1,275	1,343,863

		36,716,220
New Mexico — 0.2%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	2,030	2,158,824

New York — 11.2%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(c)	1,215	1,289,783
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	4,475	4,514,201
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 06/01/43	485	491,921
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(c)	8,100	8,363,574
5.00%, 06/01/42	4,520	4,427,566
5.00%, 06/01/45	1,695	1,649,065

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A-2B, 5.00%, 06/01/51	$6,865	$7,116,534
Series B, 5.00%, 06/01/45	4,010	4,239,693
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	4,755	4,615,583
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,400	1,473,107
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	4,495	4,721,548
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	3,210	3,123,009
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	6,165	6,898,450
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	6,425	6,854,254
5.00%, 11/15/51	3,135	3,316,454
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	375	391,024
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(c)	7,365	7,651,498
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(c)	450	489,272
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(c)	1,070	1,162,812
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(c)	3,115	3,668,785
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	3,000	3,192,240
New York Transportation Development Corp., RB, AMT, 4.00%, 01/01/36	5,000	4,956,650
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	3,130	3,273,385
5.00%, 08/01/31	6,995	7,261,719

Security	Par (000)	Value
New York (continued)
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(c)	$530	$529,226
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 08/15/43	690	707,554
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center(c):
5.00%, 12/01/33	590	646,380
5.00%, 12/01/35	785	853,947
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	970	931,190
5.13%, 06/01/51	2,000	2,061,220

		100,871,644
North Carolina — 0.5%
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 06/30/54	1,385	1,465,247
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	3,055	3,450,622

		4,915,869
North Dakota — 0.5%
County of Ward North Dakota, RB, Trinity Obligated Group, Series C:
5.00%, 06/01/43	2,000	2,139,020
5.00%, 06/01/48	2,000	2,130,820

		4,269,840
Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.88%, 06/01/47	8,045	8,044,920
6.00%, 06/01/42	10,000	10,037,100
County of Butler Port Authority, RB, Series A-1(c):
Storypoint Fairfield Project, 6.25%, 01/15/34	1,575	1,636,677
StoryPoint Fairfield Project, 6.38%, 01/15/43	840	871,886

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
County of Gallia Ohio, Refunding RB, Holzer Health System Obligated Group, 8.00%, 07/01/42	$1,245	$1,408,705
County of Hamilton Ohio, Refunding RB, Improvement-Life Enriching Communities, 5.00%, 01/01/46	1,435	1,506,908
Port of Greater Cincinnati Development Authority, RB, AHA-Colonial Village Athens Garden, 5.25%, 12/01/50	740	578,251
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	2,410	2,598,341

		26,682,788
Oklahoma — 1.6%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	1,050	1,147,787
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	4,585	4,986,829
5.25%, 08/15/43	4,130	4,515,618
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	3,340	3,448,917

		14,099,151
Oregon — 0.2%
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A:
5.13%, 07/01/35	620	637,931
5.38%, 07/01/45	1,445	1,499,881

		2,137,812
Pennsylvania — 3.2%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	1,185	1,224,923
5.00%, 05/01/42	2,730	2,800,898
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/36	3,000	3,227,340
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	170	190,303
5.00%, 06/01/34	225	250,702
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 01/01/19(b)	2,415	2,440,623

Security	Par (000)	Value
Pennsylvania (continued)
6.38%, 01/01/39	$265	$267,202
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 07/01/32	745	751,631
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	950	928,521
5.00%, 09/01/43	2,095	2,299,179
County of Montgomery Pennsylvania IDA, RB, Foulkeways Gwynedd Project, 5.00%, 12/01/46	470	499,779
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	1,865	1,870,222
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	1,240	1,397,009
East Hempfield Township Pennsylvania IDA, RB:
5.00%, 07/01/34	1,000	1,059,260
5.00%, 07/01/46	1,750	1,834,367
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	895	952,208
U.S. Airways Group, Series A, 7.50%, 05/01/20	1,200	1,283,088
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	5,390	5,627,106

		28,904,361
Puerto Rico — 3.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,205	1,221,135
5.63%, 05/15/43	3,070	3,109,450
Commonwealth of Puerto Rico, GO, Refunding, Series A(f)(g):
Public Improvement, 5.50%, 07/01/39	1,080	623,700
8.00%, 07/01/35	13,260	7,674,225
Commonwealth of Puerto Rico, GO(f)(g):
6.00%, 07/01/38	1,210	713,900

11

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Puerto Rico (continued)
Refunding Series C, 6.50%, 07/01/40	$400	$231,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 07/01/44	3,275	3,156,281
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	3,470	3,344,212
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.75%, 07/01/37	5,575	5,289,281
Puerto Rico Electric Power Authority, RB(f)(g):
Series A, 5.00%, 07/01/29	1,040	681,200
Series A, 7.25%, 07/01/30	250	164,375
Series A, 7.00%, 07/01/33	340	223,550
Series A, 5.00%, 07/01/42	1,030	674,650
Series TT, 5.00%, 07/01/25	165	108,075
Series XX, 5.25%, 07/01/40	720	471,600
Puerto Rico Electric Power Authority, Refunding RB, Series ZZ, 5.25%, 07/01/21(f)(g)	90	58,950

		27,745,584
Rhode Island — 1.8%
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	1,975	1,943,736
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,005	1,077,792
Series A, 5.00%, 06/01/40	1,000	1,060,340
Series B, 4.50%, 06/01/45	6,350	6,415,214
Series B, 5.00%, 06/01/50	5,650	5,883,345

		16,380,427
South Carolina — 2.3%
South Carolina Jobs-Economic Development Authority, Refunding RB:
The Lutheran Homes of South Carolina, Inc., Series B, 5.00%, 05/01/37	620	642,289
The Woodlands at Furman, 4.00%, 11/15/27	910	909,281
State of South Carolina Ports Authority, RB, AMT, 5.00%, 07/01/45	1,975	2,135,528

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	$3,475	$3,722,524
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	5,885	6,180,309
Series E, 5.25%, 12/01/55	7,120	7,637,126

		21,227,057
Tennessee — 0.6%
County of Knox Health Educational & Housing Facility Board, Refunding RB, University Health System, Inc., 5.00%, 04/01/36	560	599,172
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	1,650	1,754,610
5.63%, 01/01/46	1,875	1,976,062
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	925	1,006,604

		5,336,448
Texas — 6.1%
Arlington Higher Education Finance Corp., RB, Series A, 5.88%, 03/01/24	500	502,845
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 01/01/28(d)	3,000	2,154,930
CAB, 0.00%, 01/01/29(d)	500	343,065
CAB, 0.00%, 01/01/30(d)	1,330	872,839
CAB, 0.00%, 01/01/31(d)	4,000	2,498,400
Senior Lien, 6.25%, 01/01/21(b)	765	832,358
City of Austin Texas Airport System Revenue, RB, Series B, AMT, 5.00%, 11/15/46	3,500	3,816,470
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	1,110	1,201,242
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	1,000	1,072,580
United Airlines, Inc., Airport Improvement Projects, Series C, 5.00%, 07/15/20	825	859,015

12

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Clifton Higher Education Finance Corp., ERB, Idea Public Schools(b):
5.50%, 08/15/21	$255	$277,601
5.75%, 08/15/21	280	306,748
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 07/01/20(b)	1,320	1,410,195
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 01/01/38	510	524,887
5.00%, 01/01/43	520	534,165
5.13%, 01/01/48	1,535	1,581,173
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(d)	350	109,669
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	290	304,503
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Senior Living Center Project, Series A, 8.25%, 11/15/44	800	782,616
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 01/01/21(b)	1,920	2,127,917
Fort Bend County Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	3,380	3,454,022
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., 6.50%, 05/15/21(b)	535	593,663
Mesquite Health Facility Development Corp., Refunding RB, 5.13%, 02/15/42	690	708,678
Mission Texas Economic Development Corp., RB, Senior Lien, Natural Gasoline Project, Series B, AMT, 5.75%, 10/01/31(c)	2,565	2,644,079
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 04/01/36	890	976,864
6.00%, 04/01/45	1,355	1,485,378
New Hope Cultural Education Facilities Finance Corp., RB, Legacy Midtown Park Project, Series A, 5.50%, 07/01/54	425	414,579

Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic, Series A(c):
5.00%, 08/15/36	$695	$696,800
5.00%, 08/15/46	695	688,766
Newark Higher Education Finance Corp., RB:
Austin Achieve Public School, Inc., 5.00%, 06/15/48	1,500	1,510,890
Series A, 5.50%, 08/15/35(c)	375	393,765
Series A, 5.75%, 08/15/45(c)	645	679,301
North Texas Tollway Authority, Refunding RB, 2nd Tier-Series B, 5.00%, 01/01/43	5,145	5,635,524
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42(f)(g)	1,330	827,925
Wichita Falls Retirement Foundation, 5.13%, 01/01/41	600	612,624
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
AMT, Blueridge Transportation Group, 5.00%, 12/31/50	3,480	3,699,101
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	1,000	1,073,090
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,740	4,985,627
Town of Flower Mound Texas, Special Assessment Bonds, 6.50%, 09/01/36	1,500	1,514,490

		54,708,384
Utah — 0.6%
State of Utah Charter School Finance Authority, RB:
Navigator Pointe Academy, Series A, 5.63%, 07/15/40	1,000	1,009,620
Spectrum Academy Project, 6.00%, 04/15/45(c)	2,000	2,056,860
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,051,886

		5,118,366
Virginia — 2.8%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 07/01/42	2,000	2,047,160
Residential Care Facility, 5.00%, 07/01/47	1,015	1,037,168

13

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	$1,925	$2,251,672
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(c):
5.00%, 03/01/35	490	495,067
5.00%, 03/01/45	505	506,904
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 03/01/26	515	551,431
6.88%, 03/01/36	450	483,440
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	7,120	7,119,786
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay, 4.00%, 09/01/48	2,885	2,850,178
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(c)	535	551,007
Virginia Small Business Financing Authority, RB, Senior Lien, AMT:
Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	3,360	3,684,576
Express Lanes LLC, 5.00%, 07/01/34	3,300	3,479,256

		25,057,645
Washington — 0.3%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	557,916
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,005	1,021,191
Washington State Housing Finance Commission, Refunding RB(c):
5.75%, 01/01/35	355	355,703
6.00%, 01/01/45	940	945,725

		2,880,535
Wisconsin — 2.2%
Public Finance Authority, RB:
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31(c)	910	880,179

Security	Par (000)	Value
Wisconsin (continued)
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47(c)	$910	$887,969
American Preparatory Academy — Las Vegas Project, Series A, 5.38%, 07/15/47(c)	1,595	1,623,359
Delray Beach Radiation Therapy, 6.85%, 11/01/46(c)	1,325	1,347,883
Delray Beach Radiation Therapy, 7.00%, 11/01/46(c)	805	826,373
Senior- Maryland Proton Treatment Center Project, Series A-1, 6.38%, 01/01/48(c)	2,610	2,661,704
Series A, 5.00%, 12/01/45	1,910	1,960,749
Series A, 5.15%, 12/01/50	1,315	1,353,779
Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	1,850	1,868,278
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30(c)	525	537,616
Celanese Project, Series D, 4.05%, 11/01/30(c)	525	527,373
Senior Obligated Group, Series B, AMT, 5.00%, 07/01/42	2,150	2,249,137
White Stone Retirement Facilities, 5.00%, 03/01/52(c)	1,300	1,364,662
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Benevolent Corporation Cedar Community, 5.00%, 06/01/41	350	359,702
St. Johns Communities, Inc., Series A, 7.25%, 09/15/19(b)	75	78,675
St. Johns Communities, Inc., Series A, 7.63%, 09/15/19(b)	145	152,615
Wisconsin Housing & Economic Development Authority, RB, M/F Housning, WHPC Madison Pool Project, Series A, 4.70%, 07/01/47	740	757,005

		19,437,058

Total Municipal Bonds — 86.9% (Cost — $758,232,288)		784,456,260

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 0.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 04/01/19(b)	480	489,328

14

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	$1,679	$1,756,585

		2,245,913
Colorado — 0.6%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 01/01/40	5,592	5,752,596

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(i)	939	939,268

Florida — 0.4%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	3,499	3,703,325

Illinois — 1.6%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,480	2,694,619
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	6,510	6,568,959
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,011	5,477,949

		14,741,527
Massachusetts — 0.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	3,464	3,516,091

New York — 6.4%
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(i)	3,015	3,225,045
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(i)	1,720	1,859,969
New York City Housing Development Corp., RB, M/F, Series C-1A:
4.15%, 11/01/39	3,107	3,144,360
4.20%, 11/01/44	5,695	5,763,502
4.30%, 11/01/47	4,660	4,716,472

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$7,725	$8,380,842
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	2,520	2,765,056
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/36	21,670	24,193,255
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,925	3,292,604

		57,341,105
North Carolina — 0.4%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,930	3,245,957

Ohio — 0.2%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 01/01/19(b)	2,010	2,027,968

Pennsylvania — 0.5%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	3,677	4,171,049

Rhode Island — 0.3%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	2,641	2,663,301

Texas — 0.4%
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	3,480	3,523,013

Virginia — 0.3%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,605,552

Washington — 1.4%
City of Bellingham Washington Water & Sewer Revenue, RB, Water & Sewer, 5.00%, 08/01/40	2,998	3,196,332
County of Snohomish Public Utility District No. 1, 5.00%, 12/01/45	8,664	9,570,188

		12,766,520

15

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)(i)	$2,179	$2,215,268
The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,774	1,755,723

		3,970,991

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.7% (Cost — $121,017,233)		123,214,176

Total Long-Term Investments — 100.8% (Cost — $880,847,771)		909,226,936

Security	Shares	Value
Short-Term Securities — 6.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.39%(j)(k)	57,137,776	$57,143,490

Total Short-Term Securities — 6.3% (Cost — $57,140,867)		57,143,490

Total Investments — 107.1% (Cost — $937,988,638)		966,370,426
Other Assets Less Liabilities — 0.7%		6,116,231
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.8)%		(70,184,185)

Net Assets — 100.0%		$902,302,472

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between October 1, 2018 to November 15, 2019, is $6,214,074.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	37,605,441	19,532,335	57,137,776	$57,143,490	$168,206	$(601)	$—

(a)	Includes net capital gain distributions, if applicable.

16

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	32	12/19/18	$3,801	$46,951
Long U.S. Treasury Bond	133	12/19/18	18,687	564,633
5-Year U.S. Treasury Note	17	12/31/18	1,912	15,255

				$626,839

Portfolio Abbreviations

ACA — American Capital Access Holding Ltd.

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

EDC — Economic Development Corp.

ERB — Education Revenue Bonds

ETF — Exchange-Traded Fund

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

M/F — Multi-Family

MRB — Mortgage Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

17

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$1,556,500	$907,670,436	$—	$909,226,936
Short-Term Securities	57,143,490	—	—	57,143,490

	$58,699,990	$907,670,436	$—	$966,370,426

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$626,839	$—	$—	$626,839

(a)	See above Schedule of Investments for values in each industry, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end TOB Trust Certificates of $70,003,948 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

18

Schedule of Investments (unaudited) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 92.6%

Alabama — 5.3%
Alabama Federal Aid Highway Finance Authority, RB, Series A, 5.00%, 06/01/37	$43,695	$49,970,039
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Senior Credit Group, Series C, 5.00%, 11/15/46	73,875	81,643,695
Black Belt Energy Gas District, RB, Series A, 4.00%, 12/01/48(a)	20,000	21,027,800
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(b)	15,955	16,380,839
City of Homewood, GO, Refunding, 5.25%, 09/01/46	27,625	31,473,163
Prattville Alabama IDB, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,531,627
Southeast Alabama Gas Supply District, RB, Project #2, Series A, 4.00%, 06/01/49(a)	231,985	243,855,672
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	16,315	17,583,165
UAB Medicine Finance Authority, Refunding RB, Series B-2:
5.00%, 09/01/37	5,000	5,569,350
5.00%, 09/01/41	9,800	10,870,650
Water Works Board of the City of Birmingham, Refunding RB, Sub-Series B, 5.00%, 01/01/43	16,715	18,636,222

		500,542,222
Alaska — 0.1%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC)(b):
6.00%, 09/01/19	5,250	5,440,103
6.00%, 09/01/19	1,270	1,315,987
6.00%, 09/01/19	730	756,433

		7,512,523
Arizona — 1.1%
City of Mesa Arizona Utility System, RB, Utility System, 5.00%, 07/01/35	30,000	32,284,800
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.88%, 07/01/44	3,440	3,760,849
Legacy Traditional Schools Project, Series A, 6.50%, 07/01/34(c)	2,000	2,195,120

Security	Par (000)	Value
Arizona (continued)
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(c)	$3,500	$3,842,615
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(c)	2,280	2,311,099
City of Phoenix Civic Improvement Corp., ARB, AMT, Series A, 5.00%, 07/01/42	3,750	4,123,013
County of Maricopa Arizona IDA, RB, Banner Health, Series A, 5.00%, 01/01/41	17,000	18,970,300
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A, 5.00%, 01/01/38	5,385	5,991,674
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18(b)	1,200	1,208,220
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 06/01/26	495	498,054
Salt River Project Agricultural Improvement & Power District, Refunding RB, Salt River Project Electric System, Series A:
5.00%, 01/01/37	14,330	16,454,136
5.00%, 01/01/39	8,000	9,151,280

		100,791,160
California — 13.0%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/19(b)	11,525	11,955,343
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	21,340	22,992,143
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	26,655	27,485,303
California Statewide Communities Development Authority, RB:
Loma Linda University Medical Center, 5.25%, 12/01/48(c)	2,000	2,168,600
Loma Linda University Medical Center, 5.50%, 12/01/58(c)	4,100	4,414,839
Sutter Health, Series A, 6.00%, 08/15/20(b)	11,600	12,486,936

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
City & County of San Francisco California Airports Commission, ARB, Second Series E:
6.00%, 05/01/19(b)	$4,625	$4,739,053
6.00%, 05/01/39	55,175	56,522,373
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 05/01/41	20,000	21,912,000
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	40,000	42,914,800
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E(b):
6.00%, 09/01/19	4,915	5,102,556
6.00%, 09/01/19	9,450	9,810,612
City of Los Angeles California Wastewater System Revenue, Refunding RB, Green Bond, Sub-Series A, 5.25%, 06/01/47	27,620	32,169,014
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.75%, 03/01/34	7,010	7,538,554
6.25%, 03/01/34	5,250	5,754,892
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	1,510	1,669,985
6.50%, 05/01/42	5,130	5,673,523
City of San Juan California Water District, COP, Series A, 6.00%, 02/01/19(b)	10,000	10,142,800
County of Alameda & City of Oakland California, GO, Election of 2012, 6.63%, 08/01/21(b)	3,750	4,247,025
County of Orange California Sanitation District, COP, Series A, 5.00%, 02/01/19(b)	10,000	10,111,700
County of Orange California Water District, COP, Refunding, 5.00%, 08/15/19(b)	15,000	15,425,100
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A(b):
5.50%, 03/01/21	26,390	28,672,999
6.00%, 03/01/21	12,830	14,090,676

Security	Par (000)	Value
California (continued)
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	$6,535	$7,636,736
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.25%, 06/01/47	17,490	18,130,659
Series A-2, 5.00%, 06/01/47	25,045	25,632,055
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42	70,950	83,129,277
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	15,555	16,090,714
Los Angeles Department of Water, Refunding RB, Series A, 5.25%, 07/01/44	19,000	21,907,000
Los Angeles Department of Water & Power, Refunding RB, Power System, Series B:
5.25%, 07/01/37	13,500	15,714,810
5.25%, 07/01/38	15,000	17,401,350
5.25%, 07/01/39	7,000	8,109,570
Los Angeles Unified School District, GO, Election 2005, Series M-1, 5.25%, 07/01/42	24,635	28,863,844
Madera Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A, 5.00%, 09/01/35	2,205	2,564,261
Metropolitan Water District of Southern California, RB, Authorization, Series A, 5.00%, 01/01/39	10,000	10,072,700
Modesto Irrigation District, COP(b):
6.00%, 04/01/19	3,450	3,522,278
Series A, 6.00%, 04/01/19	8,305	8,481,066
Municipal Improvement Corp. of Los Angeles, Refunding RB, Real Property, Series B, 5.00%, 11/01/36	10,000	11,387,000
Palomar Community College District, GO, Election of 2006, Series D, 5.25%, 08/01/45	24,540	28,505,173
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT, 5.00%, 05/01/31	13,010	13,891,427
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	40,000	45,392,800
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.00%, 05/15/39	10,000	11,404,100

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
State of California, GO, Refunding:
Various Purpose, 5.25%, 10/01/39	$20,000	$22,943,400
Various Purposes, 5.00%, 08/01/36	50,000	58,457,000
State of California, GO, Various Purposes:
6.00%, 04/01/19(b)	33,235	33,947,891
6.50%, 04/01/19(b)	47,155	48,282,948
6.50%, 04/01/33	39,915	40,807,100
6.00%, 04/01/38	60,720	61,933,793
6.00%, 11/01/39	64,190	66,962,366
State of California Public Works Board, LRB, Various Capital Projects(b):
Sub-Series A-1, 6.00%, 03/01/20	14,125	14,965,579
Sub-Series I-1, 6.13%, 11/01/19	10,015	10,485,104
Sub-Series I-1, 6.38%, 11/01/19	11,680	12,259,445
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.00%, 06/01/37	6,895	6,926,441
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 01/01/19(b)	19,355	19,554,163
University of California, RB, Series AV, 5.25%, 05/15/42	52,075	60,314,306
University of California, Refunding RB, Series AZ, 5.00%, 05/15/43	26,500	30,327,395

		1,224,004,577
Colorado — 1.4%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(c)	6,930	6,991,746
City & County of Denver Colorado, COP, Series A, 5.38%, 06/01/43	14,450	16,350,175
City & County of Denver Colorado, RB, Series A-1, 5.00%, 08/01/41	8,000	8,908,000
City & County of Denver Colorado, Refunding RB, United Airlines, Inc. Project, AMT, 5.00%, 10/01/32	31,475	33,488,770
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/37	5,000	5,555,200
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,655	4,671,293
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health Initiative, 5.50%, 07/01/34	1,600	1,632,720
Frasier Meadows Retirement Community Project, 5.25%, 05/15/47	2,500	2,676,875

Security	Par (000)	Value
Colorado (continued)
County of Larimer Colorado School District No. R-1 Poudre, GO:
5.00%, 12/15/39	$5,000	$5,726,350
5.00%, 12/15/40	5,500	6,288,755
State of Colorado, COP, Refunding, Series M, 5.00%, 03/15/31	7,500	8,726,550
State of Colorado, COP, Series J, 5.25%, 03/15/42	30,000	34,284,000

		135,300,434
Delaware — 0.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	31,500	33,479,145

District of Columbia — 3.6%
District of Columbia, GO:
Series A, 5.00%, 06/01/41	20,000	22,414,400
Series D, 5.00%, 06/01/42	36,295	40,968,344
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	21,342,372
District of Columbia Water & Sewer Authority, Refunding RB:
Series A, 6.00%, 10/01/18(b)	12,630	12,630,000
Series B, 5.25%, 10/01/40	48,060	54,937,386
Series B, 5.25%, 10/01/44	63,075	71,929,469
Metropolitan Washington Airports Authority, Refunding ARB, AMT, Series A:
5.00%, 10/01/34	6,375	7,239,131
5.00%, 10/01/35	6,530	7,385,561
5.00%, 10/01/36	6,000	6,759,120
5.00%, 10/01/37	6,000	6,721,440
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	5,765	5,914,429
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	70,000	78,747,900

		336,989,552
Florida — 5.6%
Capital Trust Agency, Inc., RB, University Bridge, LLC Student Housing Project, Series A, 5.25%, 12/01/58(c)	21,500	21,498,280
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/42	12,285	14,136,718
City of St. Augustines Florida, RB, 5.75%, 10/01/21(b)	1,345	1,486,064

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
City of Tampa Florida, Special Assessment Bonds, Green Bonds, Central and Lower Basis Stormwater Improvements:
5.25%, 05/01/43	$13,220	$15,322,377
5.25%, 05/01/46	15,430	17,842,635
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/42	5,560	6,108,883
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	7,836,450
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, 6.00%, 11/15/37	4,980	5,193,642
County of Hillsborough Florida District Port Authority, ARB, Series A, 5.25%, 06/01/48	8,375	9,472,125
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	6,325	7,190,070
Series A, 5.50%, 10/01/42	5,375	5,920,885
Series B, AMT, 6.25%, 10/01/38	5,000	5,701,600
Series B, AMT, 6.00%, 10/01/42	2,350	2,642,410
County of Miami-Dade Florida, Refunding ARB, Miami International Airport, Series A, AMT (AGC):
5.50%, 10/01/18	5,505	5,505,000
5.50%, 10/01/18	7,000	7,000,000
County of Miami-Dade Florida, Refunding RB:
5.00%, 10/01/41	10,805	11,950,870
Water & Sewer Systems, Series C, 6.00%, 10/01/18(b)	25,000	25,000,000
County of Miami-Dade Florida Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	119,630	131,439,874
County of Miami-Dade Florida Transit System, RB, 4.00%, 07/01/44	10,000	10,039,600
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	8,085	8,891,883
East Central Regional Wastewater Treatment Facilities Operation Board, RB, Green Bond Biosolids Project, 5.50%, 10/01/24(b)	29,160	34,288,078
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 06/01/27	10,010	10,722,912

Security	Par (000)	Value
Florida (continued)
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/42	$44,175	$48,571,296
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 05/01/33	835	837,705
Lakewood Ranch Stewardship District, Special Assessment Bonds:
Del Webb Project, 5.00%, 05/01/37(c)	1,655	1,708,539
Del Webb Project, 5.13%, 05/01/47(c)	1,990	2,056,167
Lakewood National & Polo Run Projects, 4.63%, 05/01/27	1,745	1,785,641
Lakewood National & Polo Run Projects, 5.25%, 05/01/37	2,760	2,893,888
Lakewood National & Polo Run Projects, 5.38%, 05/01/47	4,785	5,010,708
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	11,125	12,721,549
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/42	29,095	32,256,463
State of Florida, GO, Board of Education, Series E, 5.00%, 06/01/37	29,730	31,171,608
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/10(d)(e)	147	94,270
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, 5.00%, 04/01/48	19,000	20,535,960

		524,834,150
Georgia — 1.9%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	30,000	32,560,800
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	4,950	5,588,995
County of Richmond Georgia Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	3,625	3,787,618
Main Street Natural Gas Inc., RB, Series A, 4.00%, 04/01/48(a)	100,000	105,143,000

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Series D, 6.00%, 01/01/23	$2,605	$2,611,304
Series EE (AMBAC), 7.00%, 01/01/25	20,000	24,808,400

		174,500,117
Hawaii — 0.5%
State of Hawaii, GO, Series FT, 5.00%, 01/01/38	28,555	32,468,463
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	12,615	13,935,160

		46,403,623
Illinois — 8.3%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 03/01/27	1,000	1,000,700
Chicago Board of Education, GO, Series C, Dedicated Revenues, Series H:
5.00%, 12/01/36	4,620	4,732,312
5.00%, 12/01/46	4,475	4,540,425
Chicago Board of Education, GO, Refunding, Series B, 4.00%, 12/01/35	11,640	10,699,721
Chicago Board of Education, GO:
Series A, 5.00%, 12/01/42	15,895	15,941,254
5.25%, 12/01/39	7,275	7,435,705
Refunding Dedicated Revenues, 5.00%, 12/01/25	12,760	13,337,007
Refunding Dedicated Revenues, Series F, 5.00%, 12/01/24	9,585	10,018,242
Refunding Dedicated Revenues, Series G, 5.00%, 12/01/34	5,000	5,144,100
City of Chicago Illinois, Refunding ARB, Senior Lien, Series B, 5.00%, 01/01/41	5,420	5,903,572
City of Chicago Illinois O’Hare International Airport, ARB, Senior Lien, Series D, 5.25%, 01/01/35	5,000	5,687,100
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series C, 6.50%, 01/01/21(b)	29,835	32,693,790
Senior Lien, Series D, 5.25%, 01/01/42	49,415	55,560,744
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.50%, 01/01/34	5,380	5,901,107

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, Refunding RB, Senior Lien, Series B:
5.00%, 01/01/38	$31,410	$34,639,890
5.00%, 01/01/39	59,885	65,953,147
City of Chicago Illinois Transit Authority, RB, Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(b)	15,000	15,102,750
City of Chicago O’Hare International Airport, ARB, Senior Lien, Series D, 5.25%, 01/01/33	7,340	8,394,171
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18(b)	7,020	7,045,904
Carle Foundation, Series A, 6.00%, 08/15/41	6,500	7,069,400
Carle Foundation, Series A (AGM), 6.00%, 08/15/41	19,285	20,974,366
DePaul University, Series A, 6.13%, 04/01/21(b)	11,935	13,079,447
Memorial Health System, Series A, 5.25%, 07/01/44	8,370	9,001,265
Rush University Medical Center, Series B, 7.25%, 11/01/18(b)	5,280	5,302,862
Rush University Medical Center, Series C, 6.38%, 05/01/19(b)	2,860	2,932,301
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	4,220	4,375,634
Central Dupage Health, Series B, 5.75%, 11/01/19(b)	6,000	6,237,240
Northwestern Memorial Healthcare, Series A, 5.00%, 07/15/42	20,945	23,328,541
Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(b)	40,655	42,044,994
OSF Healthcare System, 6.00%, 05/15/20(b)	7,875	8,359,943
OSF Healthcare System, 6.00%, 05/15/39	2,470	2,583,768
Presence Health Network, Series C, 5.00%, 02/15/41	27,920	31,041,735
Rush University Medical Center Obligated Group, Series A, 7.25%, 11/01/18(b)	7,605	7,637,930
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/18(b)	6,900	6,929,877
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	56,095	62,409,053
Railsplitter Tobacco Settlement Authority, RB:
6.00%, 06/01/21(b)	13,865	15,228,068

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.00%, 06/01/26	$15,000	$17,017,800
State of Illinois, GO:
Series A, 5.00%, 09/01/33	550	550,149
Series D, 5.00%, 11/01/25	60,000	63,325,200
Series D, 5.00%, 11/01/27	11,240	11,851,906
Series D, 5.00%, 11/01/28	85,935	90,480,961
State of Illinois Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	13,515	14,811,088
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	8,565	8,573,736

		784,878,905
Indiana — 1.7%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	3,870	4,457,853
7.00%, 01/01/44	7,330	8,496,203
Indiana Finance Authority, RB, 1st Lien, Series A:
5.00%, 10/01/40	10,000	11,032,500
CWA Authority Project, 5.25%, 10/01/38	17,510	18,892,239
Indiana Finance Authority, Refunding RB, Series A:
Parkview Health System, 5.75%, 05/01/19(b)	1,360	1,389,498
Parkview Health System, 5.75%, 05/01/31	300	306,684
Trinity Health, 5.63%, 12/01/19(b)	12,000	12,493,320
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	19,620	19,822,479
Indiana Municipal Power Agency, Refunding RB, Series A:
5.00%, 01/01/42	11,825	13,069,581
5.00%, 01/01/42	12,500	14,001,125
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 01/01/19(b)	2,550	2,574,761
5.75%, 01/01/38	10,505	10,605,638
(AGC), 5.50%, 01/01/38	45,635	46,044,346

		163,186,227

Security	Par (000)	Value
Iowa — 0.9%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 07/01/33	$18,750	$21,091,500
Series A (AGC), 5.63%, 08/15/19(b)	5,240	5,402,335
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(a)	47,270	50,281,099
Midwestern Disaster Area, 5.50%, 12/01/22	120	120,452
Midwestern Disaster Area, 5.25%, 12/01/25	2,500	2,659,950
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.40%, 12/01/24	5,440	5,619,194
5.50%, 12/01/25	3,615	3,734,801

		88,909,331
Kansas — 0.4%
Counties of Sedgwick & Shawnee Kansas, RB, AMT (Ginnie Mae), 6.95%, 06/01/29	55	55,232
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	30,210	35,216,703

		35,271,935
Kentucky — 0.0%
Kentucky State Property & Building Commission, RB, Project No. 199, 5.00%, 05/01/37	3,000	3,291,810

Louisiana — 0.6%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 01/01/19(b)	1,370	1,384,138
Jefferson Sales Tax District, RB, Special Sales Tax, Series B (AGM), 5.00%, 12/01/42	12,160	13,619,322
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(c)	2,500	2,578,725
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	17,185	18,580,594

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 1st Lien, Series A, 5.00%, 05/01/41	$14,555	$16,016,467

		52,179,246
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB:
Maine General Medical Center, 7.50%, 07/01/32	5,365	5,898,388
MaineHealth, Series A, 5.00%, 07/01/43	4,500	4,970,925

		10,869,313
Maryland — 0.2%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A:
4.50%, 09/01/33	2,735	2,805,618
5.00%, 09/01/38	1,400	1,479,310
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 07/01/22(f)	2,700	3,039,903
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	11,000	11,968,550

		19,293,381
Massachusetts — 4.1%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series A:
5.25%, 04/01/42	42,000	48,226,920
5.25%, 04/01/47	91,000	104,127,660
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.00%, 06/01/42	10,000	11,263,500
Massachusetts Bay Transportation Authority, RB, Green Bond, Series A-1, 5.00%, 07/01/37	3,555	4,022,305
Massachusetts Development Finance Agency, RB, Series A:
Emerson College Issue, 5.25%, 01/01/42	9,655	10,488,033
Foxborough Regional Charter School, 7.00%, 07/01/20(b)	1,375	1,492,659
Massachusetts Development Finance Agency, Refunding RB:
Emerson College, Series A, 5.00%, 01/01/40	3,735	4,024,126

Security	Par (000)	Value
Massachusetts (continued)
Harvard University, Series A, 5.50%, 11/15/18(b)	$65,395	$65,683,392
Newbridge on the Charles, Inc., 5.00%, 10/01/37(c)	1,000	1,063,280
Newbridge on the Charles, Inc., 5.00%, 10/01/47(c)	1,250	1,319,488
Partners Healthcare System, 5.00%, 07/01/33	5,000	5,749,800
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	4,585	4,606,366
Massachusetts Port Authority, Refunding ARB, AMT:
Series A, 5.00%, 07/01/35	1,000	1,121,740
Series B, 5.00%, 07/01/43	10,000	10,931,600
Massachusetts School Building Authority, RB, Senior, Series B:
5.00%, 11/15/36	9,650	10,934,705
5.00%, 11/15/39	12,500	14,040,125
University of Massachusetts Building Authority, Refunding RB, Senior Series A:
5.25%, 11/01/42	58,840	68,278,524
5.25%, 11/01/47	14,425	16,677,464

		384,051,687
Michigan — 1.9%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	6,485	7,012,555
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Senior Lien, Series C:
5.25%, 07/01/34	17,775	20,388,280
5.25%, 07/01/35	30,730	35,134,224
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	5,000	5,417,700
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	21,565	23,546,392
Trinity Health Credit Group, Series A, 5.00%, 12/01/37	23,405	26,194,408
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18(b)	7,550	7,561,476
6.00%, 10/15/18(b)	4,490	4,496,825
6.00%, 10/15/38	415	415,635
Oakland University, RB, 5.00%, 03/01/41	3,000	3,275,160

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB:
Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	$10,010	$10,800,690
William Beaumont Hospital, Series W, 6.00%, 08/01/19(b)	5,145	5,310,926
State of Michigan Building Authority, Refunding RB, Series I:
Facilities Program, 6.25%, 10/15/18(b)	4,540	4,547,309
Facilities Program, 6.25%, 10/15/18(b)	2,710	2,714,363
Facilities Program, 6.25%, 10/15/38	250	250,405
5.00%, 04/15/41	16,000	17,692,000

		174,758,348
Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 6.75%, 11/15/18(b)	5,940	5,974,987
Series A, 4.00%, 11/15/37(g)	5,905	5,934,112
Series B (AGC), 6.50%, 11/15/18(b)	2,775	2,790,540
Series B (AGC), 6.50%, 11/15/38	15,240	15,324,429
Western Minnesota Municipal Power Agency, RB, Red Rock Hydroelectric Project, Series A, 5.00%, 01/01/49	6,210	7,033,694

		37,057,762
Missouri — 0.0%
City of St. Louis Missouri, RB, Lambert-St. Louis International Airport, Series A-1, 6.25%, 07/01/29	1,175	1,210,121

Montana — 0.0%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A:
5.25%, 05/15/37	405	420,617
5.25%, 05/15/47	1,500	1,548,180
5.25%, 05/15/52	1,500	1,542,840

		3,511,637
Nebraska — 0.3%
Omaha Public Power District, Seperate Electric System, Refunding RB, Series A:
5.25%, 02/01/42	14,265	16,006,329

Security	Par (000)	Value
Nebraska (continued)
5.25%, 02/01/46	$14,670	$16,424,972

		32,431,301
Nevada — 3.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)	12,925	13,185,309
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 06/01/43	74,740	84,450,221
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	57,700	60,335,736
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(b)	32,685	33,615,542
Las Vegas Convention & Visitors Authority, RB, Series B, 5.00%, 07/01/43(g)	75,000	83,484,000
Nevada Department of Business & Industry, RB, Series A(c):
5.00%, 07/15/37	875	889,026
5.00%, 07/15/47	1,400	1,411,102
State of Nevada Department of Business & Industry, RB, Somerset Academy, Series A(c):
4.50%, 12/15/29	400	402,176
5.00%, 12/15/38	685	694,878
5.00%, 12/15/48	810	816,278

		279,284,268
New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(c):
Series B, 4.63%, 11/01/42	9,085	9,038,939
Series C, AMT, 4.88%, 11/01/42	3,700	3,702,072
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(b)	15,605	16,114,815
New Hampshire Health and Education Facilities Authority Act, Refunding RB, Dartmouth-Hitchcock Obligated Group Issue, Series A:
5.00%, 08/01/36	4,000	4,416,920

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Hampshire (continued)
5.00%, 08/01/37	$3,250	$3,567,200

		36,839,946
New Jersey — 4.7%
County of Cape May New Jersey Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 03/01/21	5,000	5,442,750
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(c)	5,180	5,213,048
New Jersey Economic Development Authority, Refunding RB, School Facilities Construction, Series PP, 5.00%, 06/15/26	8,380	9,087,440
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	5,340	5,722,985
New Jersey EDA, RB, Series WW, 5.25%, 06/15/40	14,965	16,072,560
New Jersey EDA, Refunding RB:
Provident Group-Monteclair Properites LLC (AGM), 5.00%, 06/01/37	5,800	6,318,346
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	8,280	8,630,575
Series B, 5.50%, 06/15/30	44,645	50,790,831
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B(b):
7.13%, 06/01/19	2,870	2,968,757
7.50%, 06/01/19	9,200	9,539,204
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(b)	33,185	36,686,681
AHS Hospital Corp., 6.00%, 07/01/21(b)	1,200	1,326,624
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/35	7,375	8,404,697
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/38	6,450	7,276,890
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/39	22,245	25,060,772

Security	Par (000)	Value
New Jersey (continued)
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	$17,110	$18,984,572
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT:
Series 1, 5.75%, 12/01/27	280	296,716
Series 1, 5.75%, 12/01/28	230	243,450
Student Loan, Series 1B, 2.95%, 12/01/28	16,000	15,966,560
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,000	2,202,340
Transportation System, Series A, 6.00%, 06/15/35	2,155	2,326,775
Transportation System, Series A, 5.88%, 12/15/38	14,255	14,368,470
Transportation System, Series A, 5.00%, 06/15/42	5,715	5,899,595
Transportation System, Series AA, 5.50%, 06/15/39	39,890	43,032,135
Transportation System, Series B, 5.25%, 06/15/36	10,000	10,478,600
Transportation System, Series C, 5.25%, 06/15/32	19,810	21,600,032
New Jersey Transportation Trust Fund Authority, Refunding RB, Federal Highway Reimbursement Revenue Notes, Series A:
5.00%, 06/15/29	3,300	3,645,576
5.00%, 06/15/30	9,660	10,637,302
New Jersey Turnpike Authority, Refunding RB, Series G:
5.00%, 01/01/36	34,850	39,477,383
5.00%, 01/01/37	27,230	30,706,726
State of New Jersey, GO, 4.00%, 06/01/30	10,000	10,348,100
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	10,350	11,351,880

		440,108,372
New Mexico — 0.1%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	250	287,250

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Mexico (continued)
University of New Mexico, RB, Sub Lien, System Improvement, 5.00%, 06/01/47	$7,365	$8,248,432

		8,535,682
New York — 14.3%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series EE, 5.25%, 06/15/37	7,525	8,694,536
City of New York New York, GO:
Sub-Series E-1, 6.25%, 10/15/18(b)	12,875	12,895,858
Sub-Series E-1, 6.25%, 10/15/28	575	575,943
Sub-Series F-1, 5.00%, 04/01/43	72,410	81,746,545
City of New York New York Housing Development Corp., RB, M/F Housing, Series M:
6.50%, 11/01/28	4,300	4,316,211
6.88%, 11/01/38	7,785	7,816,685
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution Subseries, 5.25%, 06/15/37	45,000	51,782,400
City of New York New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2009, Series EE, 5.25%, 06/15/40	13,355	13,655,087
Second Generation Resolution, Series GG-2, 5.25%, 06/15/40	7,500	7,668,525
City of New York Transitional Finance Authority Building Aid Revenue, RB, Series S-3, 5.25%, 07/15/45	21,790	25,120,819
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB:
Sub-Series C-3, 5.00%, 05/01/41	13,100	14,789,769
Subordinate, Series C-3, 5.00%, 05/01/40	30,000	33,922,200
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Series FF-2, 5.50%, 06/15/40	73,585	75,355,455
2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	20,000	22,660,200
Series EE, 5.00%, 06/15/40	26,000	29,371,940

Security	Par (000)	Value
New York (continued)
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(c)	$8,100	$8,363,574
5.00%, 06/01/45	16,695	16,242,566
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	4,325	4,483,468
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	5,590	6,076,665
5.75%, 02/15/47	3,435	3,698,396
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/38	5,260	5,892,778
5.00%, 02/15/39	17,650	19,745,938
Long Island Power Authority, RB, General, Electric Systems, 5.00%, 09/01/42	9,000	10,055,070
Long Island Power Authority, Refunding RB, Electric System, Series A, 6.00%, 05/01/19(b)	56,950	58,300,854
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	30,000	33,210,300
Series C, 6.50%, 11/15/18(b)	17,505	17,603,903
Series C, 6.50%, 11/15/18(b)	1,450	1,458,193
Series C, 6.50%, 11/15/28	4,510	4,535,211
Sub-Series D-1, 5.25%, 11/15/44	37,840	42,476,157
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Series C-1, 5.00%, 11/15/34	40,000	45,387,600
Series B, 5.00%, 11/15/37	20,000	22,238,000
Series D, 5.00%, 11/15/35	17,670	19,941,478
SubSeries C-1, 5.25%, 11/15/31	14,000	15,995,700
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, 5.00%, 07/15/43	10,000	11,251,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
Series A-1, 5.00%, 08/01/42	10,500	11,874,660
Subordinate, Series C-3, 5.00%, 05/01/39	25,000	28,290,250
New York City Water & Sewer System, Refunding RB:
2nd General Resolution Series CC, 5.25%, 06/15/46	65,965	74,696,127
2nd General Resolution Sub Series CC1, 5.00%, 06/15/37	25,000	28,184,500

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series DD-2, Block 5, 5.00%, 06/15/40	$24,530	$27,711,296
Series EE, 5.25%, 06/15/36	15,500	17,985,735
New York State Dormitory Authority, RB, Bid Group 3, Series A, 5.00%, 03/15/41	14,310	16,209,366
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/41	5,115	5,401,900
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	6,000	6,274,860
5.00%, 08/01/31	48,265	50,105,344
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(c)	5,190	5,182,423
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	37,020	41,692,664
Consolidated, 198th Series, 5.25%, 11/15/56	54,940	62,096,484
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/42	10,000	11,318,600
Bid Group 3, Series A, 5.00%, 03/15/43	10,000	11,310,000
Education, Series B, 5.75%, 03/15/19(b)	19,280	19,618,942
Group 4, Series A, 5.00%, 03/15/45	5,000	5,646,350
Sales Tax, Series A-Group C, 5.00%, 03/15/42	7,120	7,984,083
Sales Tax, Series A-Group C, 5.00%, 03/15/43	5,050	5,651,001
Sales Tax, Series A-Group C, 5.00%, 03/15/44	7,770	8,688,647
Series A, 5.00%, 02/15/42	10,000	11,110,800
Triborough Bridge & Tunnel Authority, RB, MTA Bridges & Tunnels, Series A, 5.00%, 11/15/45	10,000	11,373,400
Triborough Bridge & Tunnel Authority, Refunding RB:
General, MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	54,430	61,572,305
General, Series A, 5.25%, 11/15/45	7,805	8,861,953
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/38	2,340	2,681,968
MTA Bridges & Tunnels, Series A, 5.00%, 11/15/43	16,470	18,673,851

Security	Par (000)	Value
New York (continued)
Series B, 5.00%, 11/15/38	$2,365	$2,668,193
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	39,170	43,253,864
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	2,500	2,576,525

		1,346,025,115
North Carolina — 0.0%
County of Columbus North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,134,580

North Dakota — 0.0%
University of North Dakota, COP, Green Bond, Infrastructure Energy Improvement Project, Series A, 5.00%, 04/01/48	2,500	2,745,675

Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, RB:
6.25%, 06/01/37	15,450	16,070,008
Asset-Backed, Senior Turbo Term, Series A-2, 5.75%, 06/01/34	2,500	2,499,975
Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	10,250	10,249,898
County of Butler Port Authority, RB, StoryPoint Fairfield Project, Series A-1(c):
6.38%, 01/15/43	1,500	1,556,940
6.50%, 01/15/52	3,335	3,468,700
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A(b):
5.75%, 11/15/21	500	553,695
6.00%, 11/15/21	4,415	4,922,239
6.50%, 11/15/21	12,690	14,338,304
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.50%, 05/01/19(b)	3,695	3,769,861
Series A, 5.50%, 05/01/34	6,900	7,009,986
Indian Creek Local School District, GO:
Series A, 5.00%, 11/01/45	2,000	2,222,380
Series B (BAM), 5.00%, 11/01/45	3,110	3,441,993
State of Ohio, GO, Series A, 5.00%, 02/01/38	20,690	23,162,869

11

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 01/01/19(b)	$17,195	$17,351,474
State of Ohio Turnpike Commission, RB, Junior Lien, Series A, 5.25%, 02/15/39	7,500	8,247,300

		118,865,622
Pennsylvania — 3.5%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(c):
5.00%, 05/01/27	3,250	3,518,352
5.00%, 05/01/32	3,750	4,039,725
5.00%, 05/01/42	6,305	6,674,347
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 05/15/20(f)	1,170	1,229,506
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 01/01/19(b)	9,520	9,621,007
6.38%, 01/01/39	1,055	1,063,767
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project:
6.00%, 06/01/29	6,670	6,829,213
6.00%, 06/01/19(b)	6,090	6,254,613
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project:
6.00%, 06/01/19(b)	3,295	3,384,064
6.00%, 06/01/36	595	607,965
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	2,265	2,551,794
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 04/01/39	3,475	3,541,268
Pennsylvania Turnpike Commission, RB:
Series A, 5.25%, 12/01/44	30,000	34,511,700
Series B, 5.25%, 12/01/39	3,560	3,935,794
Series B (BAM), 5.25%, 12/01/44	8,000	8,905,760
Sub-Series A, 5.50%, 12/01/46	46,430	52,549,474
Sub-Series B-1, 5.00%, 06/01/37	11,205	12,189,135
Sub-Series B-1, 5.00%, 06/01/42	8,000	8,610,800
Sub-Series B-1, 5.25%, 06/01/47	79,500	87,322,005
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	1,195	1,295,428

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	$22,000	$24,449,260
Philadelphia Authority for Industrial Development, RB, University of the Sciences, 5.00%, 11/01/47	30,000	32,682,900
Philadelphia Gas Works Co, Refunding RB, 1988 General Ordinance, Series Fifteenth, 5.00%, 08/01/42	15,000	16,528,050

		332,295,927
Rhode Island — 0.1%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 06/01/50	10,000	10,413,000

South Carolina — 1.6%
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(a)	106,000	111,824,700
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM)(b):
6.50%, 08/01/21	4,455	4,985,546
6.25%, 08/01/21	1,525	1,696,197
South Carolina Jobs-Economic Development Authority, Refunding RB, the Woodlands at Furman, 5.25%, 11/15/37	6,005	6,431,295
South Carolina Jobs-EDA, Refunding RB, The Lutheran Homes of South Carolina, Inc., 5.00%, 05/01/42	250	257,730
South Carolina Ports Authority, ARB, AMT:
5.00%, 07/01/35	6,250	7,001,812
5.00%, 07/01/36	6,380	7,108,468
5.00%, 07/01/37	3,750	4,158,638
5.00%, 07/01/43	7,450	8,191,275

		151,655,661
Texas — 7.6%
Aldine Independent School District, GO, (PSF-GTD), 5.00%, 02/15/43	20,000	22,651,400
City of Arlington Texas, Special Tax Bonds, Series A (AGM), 5.00%, 02/15/43	12,500	13,922,875
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc., Airport Improvement Projects, Series C, AMT, 5.00%, 07/15/20	6,535	6,804,438

12

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D:
5.00%, 07/01/38	$6,765	$7,668,331
5.00%, 07/01/39	5,200	5,885,100
City of Houston Texas Combined Utility System Revenue, Refunding RB:
Combined 1st Lien, Series A (AGC), 6.00%, 05/15/19(b)	30,645	31,400,706
Combined 1st Lien, Series A (AGC), 6.00%, 05/15/19(b)	1,705	1,747,591
Subordinate First Lien, Series D, 5.00%, 11/15/43	10,000	11,286,800
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/41	4,125	4,638,026
City of Texas El Paso, GO, 5.00%, 08/15/42	5,845	6,460,245
County of Harris Texas Cultural Education Facilities Finance Corp., RB:
1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	1,075	1,277,315
1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	2,625	3,119,025
1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 6.38%, 01/01/33	465	515,950
Texas Children’s Hospital Project, 5.50%, 10/01/39	8,500	8,747,010
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	9,775	10,263,848
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare(b):
6.00%, 08/15/20	3,700	3,963,070
6.00%, 08/15/20	46,300	49,635,915
Grand Parkway Transportation Corp., RB:
Series B, 5.25%, 10/01/51	18,500	20,490,785
Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A, 5.00%, 10/01/43	79,060	88,912,457
Little Elm Independent School District, GO, School Building (PSF-GTD), 5.00%, 08/15/46	27,880	31,432,470
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/30	6,085	6,870,878

Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A(c):
5.00%, 08/15/37	$2,000	$2,003,060
5.13%, 08/15/47	2,085	2,087,898
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 09/01/21(b)	4,815	5,327,123
North Texas Tollway Authority, Refunding RB:
6.00%, 01/01/19(b)	10,265	10,368,369
6.00%, 01/01/25	2,365	2,387,018
1st Tier System, 6.00%, 01/01/21(b)	11,490	12,478,715
1st Tier System, Series A, 6.00%, 01/01/28	185	186,709
1st Tier System, Series K-2 (AGC), 6.00%, 01/01/19(b)	2,245	2,267,607
1st Tier-Series A, 5.00%, 01/01/43	48,975	54,365,678
Northwest Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/45	30,000	32,925,000
Port of Corpus Christi Authority of Nueces County, ARB, Series A, 5.00%, 12/01/43	9,240	10,365,986
San Antonio Water System, Refunding RB, Junior Lien:
Series A, 5.00%, 05/15/43	6,000	6,755,580
System, Series C, 5.00%, 05/15/41	8,765	9,798,569
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	48,215	51,739,034
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	33,065	34,778,428
Texas Water Development Board, RB:
State Water Implementation Fund, Series A, 5.00%, 10/15/43	35,000	39,772,250
State Water Implementation Fund, Series B, 4.00%, 10/15/43(g)	25,000	25,517,500
State Water Implementation Revenue, 5.25%, 10/15/46	64,170	73,328,342

		714,147,101
Utah — 1.7%
County of Utah Utah, RB, IHC Health Services, Inc.:
5.00%, 05/15/43	70,000	74,739,000
Series B, 5.00%, 05/15/46	22,500	24,881,850
County of Utah, Utah, RB, IHC Health Services, Inc., Series A, 5.00%, 05/15/41	44,970	49,889,718

13

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utah (continued)
Utah State Charter School Finance Authority, Refunding RB, The Freedom Academy Foundation Project(c):
5.25%, 06/15/37	$3,795	$3,807,827
5.38%, 06/15/48	4,740	4,747,726

		158,066,121
Virginia — 0.3%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.50%, 03/01/46	1,815	1,877,418
County of Hanover Virginia EDA, Refunding RB, Covenant Woods:
5.00%, 07/01/38	125	130,665
5.00%, 07/01/48	370	384,045
5.00%, 07/01/51	430	445,377
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	25,515	27,979,749

		30,817,254
Washington — 1.8%
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.25%, 05/01/42	48,500	54,322,910
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	25,385	29,037,901
Washington Health Care Facilities Authority, RB:
Catholic Health Initiatives, Series A, 5.75%, 01/01/45	21,355	23,296,383
MultiCare Health System, Series B (AGC), 6.00%, 08/15/19(b)	2,000	2,068,380
Swedish Health Services, Series A, 6.75%, 05/15/21(b)	16,000	17,920,960
Washington Health Care Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,090	10,119,967
Multicare Health System, Series B, 5.00%, 08/15/37	10,680	12,013,505
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/43	20,970	23,092,374

		171,872,380
Wisconsin — 0.4%
Public Finance Authority, RB(c):
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31	1,715	1,658,799

Security	Par (000)	Value
Wisconsin (continued)
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47	$1,715	$1,673,480
American Preparatory AcAdemy, 5.38%, 07/15/52	6,760	6,832,535
Delray Beach Radiation Therapy, 7.00%, 11/01/46	6,385	6,554,522
Mary’s Woods at Marylhurst Project, 5.25%, 05/15/47	1,000	1,074,480
Public Finance Authority, Refunding RB:
AMT, National Gypsum Co., 5.25%, 04/01/30	5,900	6,229,220
WhiteStone, Retirement Facilities First Mortgage Revenue, 5.00%, 03/01/37(c)	760	807,454
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Health Credit Group, Series A, 5.00%, 11/15/35	10,000	11,201,000

		36,031,490

Total Municipal Bonds — 92.6% (Cost — $8,657,649,739)		8,716,096,701

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 1.2%
University of California, RB, Limited Project, Series M, 5.00%, 05/15/42	100,000	112,819,500

Colorado — 0.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43(a)(c)(i)	35,000	39,718,000

Massachusetts — 1.8%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series E, 5.25%, 09/01/43(a)(c)	75,000	87,416,625

14

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts School Building Authority, RB, Series B, 5.25%, 02/15/48(b)(i)	$72,785	$83,445,800

		170,862,425

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.5% (Cost — $327,970,556)		323,399,925

Total Long-Term Investments — 96.1% (Cost — $8,985,620,295)		9,039,496,626

Security	Shares	Value
Short-Term Securities — 3.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.39%(j)(k)	323,263,275	$323,295,601

Total Short-Term Securities — 3.4% (Cost — $323,286,944)		323,295,601

Total Investments — 99.5% (Cost — $9,308,907,239)		9,362,792,227
Other Assets Less Liabilities — 2.0%		189,248,459
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.5)%		(141,648,663)

Net Assets — 100.0%		$9,410,392,023

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expire between February 15, 2026 to June 1, 2026, is $56,802,949.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	91,132,514	232,130,761	323,263,275	$323,295,601	$727,857	$(2,848)	$—

(a)	Includes net capital gain distributions, if applicable.

15

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	884	12/19/18	$105,003	$844,393
Long U.S. Treasury Bond	1,351	12/19/18	189,816	4,979,994
5-Year U.S. Treasury Note	323	12/31/18	36,330	239,402

				$6,063,789

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PSF — Permanent School Fund

RB — Revenue Bonds

16

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$9,039,496,626	$—	$9,039,496,626
Short-Term Securities	323,295,601	—	—	323,295,601

Total	$323,295,601	$9,039,496,626	$—	$9,362,792,227

Derivative Financial Instruments(b)
Assets:

Interest rate contracts	$6,063,789	$—	$—	$6,063,789

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount. As of period end, TOB Trust Certificates of $141,394,985 are categorized as Level 2 within the disclosure hierarchy:

During the period ended September 30, 2018, there were no transfers between Levels.

17

Schedule of Investments (unaudited) September 30, 2018	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 102.0%

Alabama — 2.0%
Bessemer Governmental Utility Services Corp., Refunding RB, (BAM), 5.00%, 06/01/21	$470	$501,965
Black Belt Energy Gas District, RB, Series A:
5.00%, 12/01/20	730	770,084
5.00%, 12/01/21	1,950	2,096,113
Southeast Alabama Gas Supply District, RB, Project No. 2, Series A, 4.00%, 06/01/22	1,760	1,848,686
State of Alabama Docks Department, Refunding RB, Docks Facilities Revenue, Series B:
5.00%, 10/01/18	1,000	1,000,000
5.00%, 10/01/19	1,000	1,025,470
5.00%, 10/01/20	1,750	1,838,218

		9,080,536
Arizona — 2.2%
County of Yavapai Industrial Development Authority, RB, VRDN, Skanon Investments, Inc. (Drake Cement Project), Series A (Citi Bank, NA LOC), 1.65%, 09/01/35(a)	10,000	10,000,000

California — 3.2%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/21	1,305	1,423,624
California Municipal Finance Authority, Refunding RB:
Biola University, 5.00%, 10/01/20	305	322,519
Community Medical Centers, Series A, 5.00%, 02/01/19	1,000	1,010,030
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/20	1,100	1,150,688
Fresno Joint Powers Financing Authority, Refunding RB, Master Lease Project, Series A, 5.00%, 04/01/21	1,250	1,335,537
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1, 5.00%, 06/01/20	8,000	8,409,520
Palmdale Financing Authority, Refunding RB, (AGM):
4.00%, 11/01/19	325	333,002
4.00%, 11/01/20	340	354,141

Security	Par (000)	Value
California (continued)
Semitropic Improvement District, Refunding RB, Series A, 5.25%, 12/01/19(b)	$500	$519,650

		14,858,711
Colorado — 0.2%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding, Series A, 5.00%, 12/01/20	355	377,514
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series A, 5.00%, 11/15/19	500	516,455

		893,969
Connecticut — 6.9%
State of Connecticut, GO:
Series A, 5.00%, 04/15/20	8,800	9,141,616
Series A, 5.00%, 04/15/21	11,000	11,680,020
Series B, 5.00%, 04/15/21	685	727,347
Series E, 4.00%, 09/15/21	770	802,224
State of Connecticut Health & Educational Facilities Authority, Refunding RB:
Fairfield University, Series S, 5.00%, 07/01/21	1,030	1,105,015
Sacred Heart University, Series I -1, 5.00%, 07/01/21	700	750,981
State of Connecticut Special Tax Revenue, RB, Transportation Infrastructure Purposes, Series A, 5.00%, 01/01/20	1,500	1,549,830
University of Connecticut, RB, Series A:
5.00%, 04/15/20	800	834,264
5.00%, 04/15/22	4,000	4,325,120
University of Connecticut, Refunding RB, Series A, 5.00%, 02/15/22	720	776,102

		31,692,519
Florida — 3.7%
County of Escambia Health Facilities Authority, Refunding RB, VRDN (TD Bank NA SBPA), Azalea Trace, Inc, Series B (AGC), 1.72%, 11/15/29(a)	1,500	1,500,000
County of Monroe School District, RB, Florida Sales Tax (AGM), 5.00%, 10/01/20	500	528,015
County of Orange Health Facilities Authority, Refunding RB, VRDN, Lakeside Behavioral Healthcare, Inc. Project (SunTrust Bank LOC), 1.61%, 07/01/27(a)	1,855	1,855,000
County of Sarasota Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series B (Wells Fargo Bank NA LOC), 1.55%, 07/01/37(a)	1,000	1,000,000

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Orlando Utilities Commission, Refunding RB, Series A, 5.00%, 10/01/20(a)	$5,000	$5,277,100
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/21	2,500	2,689,225
State of Sunshine Governmental Financing Commission, RB, VRDN, Miami-Dade County Program, Series A (MUFG Union Bank NA LOC), 1.58%, 09/01/35(a)	4,000	4,000,000

		16,849,340
Georgia — 1.8%
City of Atlanta Georgia, Refunding, Tax Allocation Bonds, Atlantic Station Project:
5.00%, 12/01/20	2,000	2,107,220
5.00%, 12/01/21	1,150	1,236,537
County of Cobb Kennestone Hospital Authority, Refunding RB, Revenue Anticipation Certificates:
5.00%, 04/01/20	110	114,677
5.00%, 04/01/21	200	213,182
County of Fulton Development Authority, RB, Revenue Anticipation Certificates, Series A, 5.00%, 04/01/21	125	133,239
Municipal Electric Authority of Georgia, RB, VRDN, Project 1 Subordinated Bonds, Series B (Bank of Tokyo-Mitsubishi UFJ LOC), 1.70%, 01/01/48(a)	4,550	4,550,000

		8,354,855
Illinois — 2.5%
Chicago Housing Authority, RB, Series A, 5.00%, 01/01/22	1,400	1,511,188
Chicago Transit Authority, Refunding RB, Section 5337, State of Good Repair Formula Funds:
5.00%, 06/01/20	1,000	1,043,630
5.00%, 06/01/21	2,000	2,127,480
Illinois Finance Authority, Refunding RB:
Southern Illinois Healthcare, 5.00%, 03/01/21	265	280,420
VRDN, National Louis University, Series B (JP Morgan Chase Bank NA LOC), 1.59%, 06/01/29(a)	2,595	2,595,000

Security	Par (000)	Value
Illinois (continued)
State of Illinois Sales Tax, Refunding RB, Build Illinois Bonds, 5.00%, 06/15/19	$3,715	$3,782,316

		11,340,034
Iowa — 6.2%
Iowa Finance Authority, RB, VRDN(a):
CJ BIO America, Inc. Project (Korea Development Bank LOC), 1.91%, 04/01/22	22,500	22,500,000
Mortgage Backed Security Program (Ginnie Mae, Fannie Mae & Federal Home Loan Bank SBPA), 1.55%, 07/01/46	3,800	3,800,000
Iowa Finance Authority, Refunding RB, VRDN, MidAmerican Energy, Series B, 1.58%, 05/01/23(a)	500	500,000
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series A:
5.00%, 12/01/20	650	680,777
5.00%, 12/01/21	750	797,025

		28,277,802
Kansas — 0.8%
County of Geary Unified School District No. 475, GO, Refunding Series B:
5.00%, 09/01/20	750	791,160
5.00%, 09/01/21	2,215	2,383,872
County of Johnson Unified School District No. 233 Olathe, GO, Refunding Series B, 3.00%, 09/01/21	500	512,365

		3,687,397
Kentucky — 2.0%
Kentucky Public Energy Authority, RB, Series A:
4.00%, 04/01/20	785	804,884
4.00%, 04/01/21	775	804,884
Kentucky State Property & Building Commission, Refunding RB, Project No. 117, Series D:
5.00%, 05/01/20	3,000	3,124,950
5.00%, 05/01/21	4,400	4,684,504

		9,419,222
Louisiana — 1.7%
Louisiana Public Facilities Authority, RB, VRDN(a):
Air Products & Chemicals Project, 1.56%, 08/01/50	1,500	1,500,000
Air Products and Chemicals Project, Series B, 1.56%, 12/01/43	1,000	1,000,000

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/20	$225	$234,707
State of Parish Charles Louisiana, Refunding RB, VRDN, Shell Oil Co. Project, Series B, 1.70%, 10/01/22(a)	4,000	4,000,000
State Tammany Parish Wide School District No. 12, GO, Series A, 4.00%, 03/01/21	300	312,552
West Baton Rouge Parish School District No. 3, GO, (AGM):
3.00%, 03/01/21	300	305,466
5.00%, 03/01/21	225	239,618

		7,592,343
Maryland — 0.1%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, LifeBridge Health Issue, 5.00%, 07/01/21	235	252,505

Massachusetts — 1.1%
Massachusetts Development Finance Agency, Refunding RB:
Harvard University, Series B-1, 5.00%, 10/15/20(b)	765	810,403
Partners HealthCare System Issue, 5.00%, 07/01/21	3,485	3,750,418
Massachusetts State Educational Financing Authority, Refunding RB, Issue K, Senior Series A, AMT, 4.00%, 07/01/20	375	386,171

		4,946,992
Michigan — 2.1%
City of Battle Creek Michigan, Refunding, GOL, Downtown Development Bonds:
5.00%, 05/01/20	360	376,715
5.00%, 05/01/21	565	603,290
Grand Rapids Public Schools, GO, Refunding, (AGM):
5.00%, 05/01/19	220	223,813
5.00%, 05/01/20	475	496,294
Grand Valley State University, Refunding RB, 5.00%, 12/01/20	630	665,689
Karegnondi Water Authority, Refunding RB:
4.00%, 11/01/19	500	510,200
5.00%, 11/01/21	450	484,673
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C:
5.00%, 12/01/20	1,000	1,060,350

Security	Par (000)	Value
Michigan (continued)
5.00%, 12/01/21	$1,000	$1,084,780
Michigan State Housing Development Authority, Refunding RB, Series D, VRDN (IND & Comm BK of China BA SBPA), 1.63%, 06/01/30(a)	4,225	4,225,000

		9,730,804
Minnesota — 1.2%
City of Minneapolis, RB, VRDN, University Gateway Project, 1.56%, 12/01/40(a)	5,450	5,450,000

Mississippi — 0.2%
Mississippi Development Bank, RB, Special Obligation, Hinds County Bond Project:
3.00%, 11/01/20	460	466,031
5.00%, 11/01/21	500	538,215

		1,004,246
Nebraska — 2.0%
Central Plains Energy Project, Refunding RB, 5.00%, 08/01/39(a)	9,000	9,271,980

Nevada — 1.2%
County of Clark School District, GO, Refunding Series C:
5.00%, 06/15/20	2,500	2,617,575
5.00%, 06/15/21	2,500	2,681,250

		5,298,825
New Jersey — 24.1%
Belleville Board of Education, GO, (BAM), 3.00%, 09/01/21	1,245	1,271,182
County of Camden Improvement Authority, Refunding RB, Camden County College Project, 4.00%, 01/15/20	1,230	1,259,791
Gloucester County Improvement Authority, Refunding RB, Rowan University Project, Series A, 5.00%, 11/01/20	520	548,896
Hasbrouck Heights Board of Education, GO, Promissory Notes, 2.75%, 07/12/19	5,000	5,018,350
New Jersey Building Authority, Refunding RB, Series A:
5.00%, 06/15/21	2,325	2,456,549
5.00%, 06/15/22	3,005	3,220,549
New Jersey EDA, RB, Series DDD:
5.00%, 06/15/20	1,310	1,366,448
5.00%, 06/15/21	3,000	3,169,740

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB:
School Facilities Construction, 5.25%, 09/01/19	$1,350	$1,385,411
School Facilities Construction, 5.00%, 03/01/20	1,700	1,761,540
School Facilities Construction, 5.50%, 09/01/21	2,395	2,548,328
School Facilities Construction, Series DD-1, 5.00%, 12/15/18	1,725	1,734,781
School Facilities Construction, Series II, 5.00%, 03/01/22	1,310	1,398,333
School Facilities Construction, Series K (AMBAC), 5.25%, 12/15/20	700	741,601
School Facilities Construction, Series NN, 5.00%, 03/01/21	555	583,560
School Facilities Construction, Series PP, 5.00%, 06/15/19	4,500	4,584,060
School Facilities Construction, Series PP, 5.00%, 06/15/20	4,200	4,380,978
Series A, 5.00%, 06/15/19	475	483,873
Series XX, 5.00%, 06/15/21	1,390	1,468,646
Transit Corp. Projects, Series B, 5.00%, 11/01/19	4,500	4,626,405
New Jersey Educational Facilities Authority, RB, Higher Education Capital Improvement Fund, Series A:
5.00%, 09/01/19	2,840	2,908,103
5.00%, 09/01/20	1,650	1,726,263
New Jersey Educational Facilities Authority, Refunding RB, Ramapo College, Series B, 5.00%, 07/01/21	890	951,374
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 5.00%, 07/01/21	100	107,200
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hospital Asset Transformation Program:
5.00%, 10/01/20	600	628,206
5.00%, 10/01/21	2,500	2,654,100
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/19	1,000	1,019,460

Security	Par (000)	Value
New Jersey (continued)
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/20	$11,500	$12,009,335
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/21	1,320	1,397,867
Transportation Program, Series AA, 5.00%, 06/15/20	500	521,545
Transportation System, Series A, 5.75%, 06/15/20	1,855	1,928,996
Transportation System, Series B, 5.00%, 06/15/21	3,235	3,426,674
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.50%, 12/15/21	4,695	5,088,018
New Jersey Turnpike Authority, Refunding RB, Series B:
5.00%, 01/01/19	2,670	2,690,879
5.00%, 01/01/20	3,190	3,310,423
State of Garden Preservation Trust, Refunding RB, Series A, 5.00%, 11/01/21	2,195	2,339,212
State of New Jersey, GO, Refunding Series Q, 5.00%, 08/15/20	1,720	1,805,432
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/21	2,000	2,137,100
Township of Branchburg, GO, Refunding, 3.00%, 10/04/19(c)	4,274	4,311,742
Township of Pennsauken, GO, Series A, 3.00%, 06/18/19	2,600	2,612,584
Township of South Orange Village, GO, 3.00%, 07/10/19	8,198	8,243,176
Township of West Orange, GO, 3.00%, 09/06/19	5,000	5,040,750

		110,867,460
New Mexico — 0.4%
Albuquerque Municipal School District No 12, GO, 5.00%, 08/01/21	1,675	1,805,851

New York — 17.6%
Churchville-Chili Central School District, GO, 3.00%, 06/28/19	4,400	4,428,908
City of New York New York, GO, VRDN, Sub-Series A-3 (Mizuho Bank LTD SBPA), 1.70%, 10/01/40(a)	5,400	5,400,000
City of Yonkers, GO, Series A (AGM), 4.00%, 11/15/19	600	613,206

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
County of Nassau New York, GO, Series C, 5.00%, 10/01/21	$4,500	$4,855,365
Gates Chili Central School District, GO, 3.00%, 06/27/19(c)	4,800	4,831,200
Jamesville-Dewitt Central School District, GO, 3.00%, 09/27/19	7,700	7,763,679
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
Future Tax Secured, Fiscal 2015, Sub-Series E-1, 5.00%, 02/01/19(d)	1,660	1,676,816
Future Tax Secured, Fiscal 2015, Sub-Series E-1, 5.00%, 02/01/19	3,340	3,374,602
VRDN (Mizuho Bank LTD SBPA), 1.70%, 02/01/44(a)	3,235	3,235,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN, New York City Recovery, Series 3, Sub-Series 3G (Bank of New York Mellon SBPA), 1.59%, 11/01/22(a)	3,485	3,485,000
New York City Water & Sewer System, RB, VRDN, General Resolution Sub-Series FF-2 (Landesbank Hessen-Thurigen SBPA), 1.68%, 06/15/44(a)	2,150	2,150,000
New York City Water & Sewer System, Refunding RB, VRDN(a):
2nd General Resolution, Series AA (JPMorgan Chase Bank NA SBPA), 1.67%, 06/15/50	4,000	4,000,000
2nd General Resolution, Series AA-6 (Mizuho Bank Ltd. SBPA), 1.67%, 06/15/48	2,100	2,100,000
Series F-1, 1.70%, 06/15/33	600	600,000
North Shore Central School District, GO, 3.00%, 06/26/19	4,000	4,026,680
Port Authority of New York & New Jersey, Refunding RB:
167th Series, 5.00%, 09/15/19	5,000	5,136,500
172nd Series, 5.00%, 10/01/18	8,765	8,765,000
Somers Central School District, GO, 3.00%, 09/13/19	4,400	4,437,840
Spackenkill Union Free School District, GO, 3.00%, 06/26/19	5,200	5,228,600
Springs Union Free School District, GO, 3.00%, 06/27/19(c)	4,000	4,026,080

Security	Par (000)	Value
New York (continued)
TSASC, Inc., Refunding RB, Senior, Series A, 5.00%, 06/01/20	$770	$803,726

		80,938,202
North Carolina — 0.8%
City of Charlotte North Carolina, COP, Refunding, VRDN, 2003 Governmental Facilities Project (Wells Fargo Bank NA Liquidity Agreement), 1.57%, 06/01/33(a)	3,900	3,900,000

Ohio — 1.9%
American Municipal Power Inc, RB, Ohio Electric System Improvement, Jackson Center Project, 3.00%, 08/15/19	745	749,403
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A:
5.00%, 08/01/20	605	633,877
5.00%, 08/01/21	1,840	1,965,929
County of Allen Ohio Hospital Facility, Refunding RB, VRDN, Catholic Healthcare Partners, Series C (Union Bank NA, LOC), 1.72%, 06/01/34(a)	4,500	4,500,000
County of Butler Ohio, Refunding RB, 5.00%, 11/15/21	750	809,190

		8,658,399
Oklahoma — 0.2%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/20	1,000	1,047,560

Oregon — 0.4%
State of Oregon Facilities Authority, Refunding RB, VRDN, PeaceHealth, Series A, 1.57%, 08/01/34(a)	2,000	2,000,000

Pennsylvania — 3.0%
Boyertown Area School District, Refunding, GOL (BAM), 4.00%, 11/01/21	910	954,909
City of Williamsport Pennsylvania, GO, Refunding(AGM), 5.00%, 07/01/21	365	391,079
Commonwealth Financing Authority, RB, Tobacco Master Settlement payment, 5.00%, 06/01/20	635	661,435
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 06/01/20	2,740	2,867,355
Commonwealth of Pennsylvania, GO, Refunding, 2nd Series, 5.00%, 01/15/22	1,000	1,083,960
Commonwealth of Pennsylvania, GO, Refunding 2nd Series, 5.00%, 07/01/20	5,160	5,411,602

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
County of Centre Hospital Authority, Refunding RB, Mount Nittany Medical Centre Project, Series A, 5.00%, 11/15/21	$400	$430,692
East Penn School District, Refunding, GOL, 4.00%, 08/01/21	1,030	1,079,718
Philadelphia Municipal Authority, Refunding RB, Juvenile Justice Services Center, 5.00%, 04/01/20	700	728,182

		13,608,932
South Carolina — 0.4%
Lexington County Health Services District, Inc., Refunding RB, Lexmed Obligated Group:
5.00%, 11/01/20	500	523,520
5.00%, 11/01/21	250	266,425
South Carolina Jobs-Economic Development Authority, RB, VRDN, Brashier Charter LLC Project (SunTrust Bank LOC), 1.61%, 12/01/38(a)	1,070	1,070,000

		1,859,945
Tennessee — 0.4%
Jackson Energy Authority, Refunding RB, 5.00%, 12/01/20	1,000	1,059,260
Shelby County Health Educational & Housing Facilities Board, RB, Methodist Le Bonheur Healthcare, Series A, 5.00%, 05/01/20	690	720,829

		1,780,089
Texas — 5.1%
City of Denton Texas ISD, GO, VRDN, School Building, Series B (Bank of Tokyo-Mitsubishi SBPA) (PSF-GTD), 1.59%, 08/01/35(a)	2,250	2,250,000
City of Houston Texas, GO, Refunding Series A:
5.00%, 03/01/20	2,000	2,082,060
5.00%, 03/01/21	3,500	3,735,060
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
Methodist Hospital, Sub-Series C-1, 1.70%, 12/01/24(a)	9,600	9,600,000
Teco Project, 5.00%, 11/15/20	800	847,312
Teco Project, 5.00%, 11/15/21	725	785,400
State of Texas, GO, VRDN, Veterans Bonds (Federal Home Loan Bank Liquidity Agreement), 1.62%, 12/01/49(a)	3,000	3,000,000

Security	Par (000)	Value
Texas (continued)
Texas A&M University, Refunding RB, Financing System, Series E, 5.00%, 05/15/21	$1,200	$1,290,120

		23,589,952
Utah — 2.8%
Central Utah Water Conservancy District, Refunding RB, Series B:
5.00%, 10/01/20	1,850	1,957,762
5.00%, 10/01/21	1,875	2,032,144
County of Emery Utah, Refunding RB, VRDN, Pacificorp Projects (Canadian Imperial Bank LOC), 1.55%, 11/01/24(a)	7,350	7,350,000
Jordanelle Special Service District, Refunding RB, VRDN, Tuhaye Project (Wells Fargo Bank NA LOC), 1.58%, 09/01/25(a)	1,658	1,658,000

		12,997,906
Virginia — 0.2%
Lynchburg EDA, Refunding RB, Cental Health, Series A:
5.00%, 01/01/20	500	517,365
5.00%, 01/01/21	500	530,065

		1,047,430
Washington — 3.3%
Grant County Public Utility District No. 2, Refunding RB, Electric System Revenue, 2.00%, 01/01/44(a)	9,000	8,939,340
State of Washington Housing Finance Commission, Refunding RB, VRDN, 1.56%, 12/01/46(a)	1,150	1,150,000
Tobacco Settlement Authority, Refunding RB, 5.00%, 06/01/22	2,500	2,734,875
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series B, 5.00%, 08/15/21	625	674,113
Washington State Housing Finance Commission, Refunding RB, VRDN, Panorama Project (Wells Fargo Bank NA LOC), 1.58%, 04/01/43(a)	1,800	1,800,000

		15,298,328
Wisconsin — 0.3%
Public Finance Authority, Refunding RB, Retirement Housing Foundation:
5.00%, 11/15/19	440	454,432
5.00%, 11/15/20	425	449,408

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Health Alliance, 4.00%, 11/15/21	$350	$368,669

		1,272,509

Total Long-Term Investments — 102.0% (Cost — $470,293,126)		468,674,643

Security	Shares	Value
Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.39%(e)(f)	88,161	$88,169

Total Short-Term Securities — 0.0% (Cost — $88,169)		88,169

Total Investments — 102.0% (Cost — $470,381,295)		468,762,812
Liabilities in Excess of Other Assets — (2.0)%		(9,240,413)

Net Assets — 100.0%		$459,522,399

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	22,770	65,391	88,161	$88,169	$931	$2	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

EDA — Economic Development Authority

GO — General Obligation Bonds

GTD — Guaranteed

ISD — Independent School District

LOC — Letter of Credit

PSF — Permanent School Fund

PSF-GTD — Permanent School Fund Guaranteed

RB — Revenue Bonds

SBPA — Stand-by Bond Purchase Agreements

VRDN — Variable Rate Demand Notes

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$468,674,643	$—	$468,674,643
Short-Term Securities	88,169	—	—	88,169

	$88,169	$468,674,643	$—	$468,762,812

(a)	See above Schedule of Investments for values in each state or political subdivision.

During the period ended September 30, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 19, 2018